Personnel Expenses - Schedule of Personnel Expenses (Detail) - CAD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Personnel Expenses [Abstract]
Salaries and other short-term employee benefits	$ 23,079,225	$ 17,245,401
Severance	804,787	385,182
Share-based compensation	13,069,174	16,471,766
Total personnel expense	$ 36,953,186	$ 34,102,349